Operating Segment - Disclosure of Reconciliation of Segment EBITDA to Profit or Loss and Other Comprehensive Income (Details) - NZD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2019	Jan. 31, 2018	Jun. 30, 2016
Operating Segment
Segment EBITDA	$ (2,126)	$ (25,602)	$ (24,053)	$ 10,470
Income tax (expense)/benefit	(865)	1,274	(60)	(5,546)
Other revenue				7,710
Any other reconciling items	(12,988)	(24,892)	(13,481)	(33,380)
Loss for the period	$ (15,979)	$ (49,220)	$ (37,593)	$ (20,746)